SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	10 Months Ended	12 Months Ended
	May 07, 2021	Jun. 30, 2021	Dec. 31, 2021
custom:WorkingCapital			$ 55,973
Retained Earnings (Accumulated Deficit)		$ 3,491,288	3,529,235
Cash and Cash Equivalents, at Carrying Value		12,182	$ 17,037
Proceeds from Issuance of Warrants	$ 2,000
Share-based Payment Arrangement, Noncash Expense		$ 500,000
Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues	200,000
Stock Issued During Period, Value, New Issues	$ 2,000
Class A Warrants [Member]
Stock Issued During Period, Shares, New Issues	200,000,000
Class B Warrants [Member]
Stock Issued During Period, Shares, New Issues	200,000,000